Cash Flow Information	12 Months Ended
Dec. 31, 2023
Cash Flow Information [Abstract]
Cash Flow Information

Note 26 Cash Flow Information

Reconciliation of net profit / (loss) to net cash outflow from operating activities:

	Twelve Months Ended December 31,	Six Months Ended December 31,	Twelve Months Ended June 30,
	2023	2022	2022	2021
(in U.S. dollars)
Net loss	$(46,248,261)	$(27,864,014)	$(51,860,307)	$(13,444,393)
Adjustments for
Share-based compensation	5,620,643	5,357,063	14,680,945	4,467,986
Borrowing costs	983,833	44,960	46,603	566
Fixed assets written off	—	—	—	2,002,399
Loss on sale of fixed assets	—	33,485	—	5,048
Software written off	—	96,596	—	—
Fair value movement in derivative (gain) / loss	(1,512,859)	—	—	—
Loss on equity investment securities at fair value through profit or loss	—	—	7,937,633	—
Foreign exchange (gain) / loss	(137,781)	(1,368,856)	(5,144,766)	79,543
Non-cash termination settlement	—	—	—	219,178
Depreciation and amortization expense	4,739,719	2,572,018	4,214,620	1,264,622
Government incentives	—	—	(219,557)	(36,706)
Change in operating assets and liabilities:
(Increase) in other trade receivables	(567,851)	232,354	(991,503)	(1,620,204)
Decrease /(increase) in inventories	1,202,967	(1,383,644)	166,178	—
Decrease/(increase) in other operating assets	629,315	2,432,642	(3,543,910)	—
(Increase)/decrease in deferred tax assets	(200,992)	—	—	—
(Decrease)/Increase in trade creditors	(1,368,063)	1,340,692	(90,690)	—
Increase/(decrease) in income taxes payable	107,458	—	—	—
Decrease/(increase) in other operating liabilities	523,449	(359,867)	5,575,399	974,760
Net cash outflow from operating activities	$(36,228,423)	$(18,866,571)	$(29,229,355)	$(6,087,201)

Net Debt Reconciliation

This section sets out an analysis of net debt and the movements in net debt for each period presented.

	December 31,	December 31,
	2023	2022
(in U.S. dollars)
Cash and cash equivalents	$78,713,885	$99,039,172
Lease liability - repayable within one year	(345,933)	(353,378)
Borrowings – repayable within one year (including overdraft)	(1,341,689)	(1,085,314)
Lease liability - repayable after one year	(4,479,627)	(4,825,560)
Borrowings – repayable after one year	(63,220,501)	(35,077,588)
Net cash (debt)	$9,326,135	$57,697,332

Cash and cash equivalents	78,713,885	99,039,172
Gross debt – fixed interest rates	(35,176,279)	(6,303,869)
Gross debt – variable interest rates	(34,211,471)	(35,037,971)
Net cash (debt)	$9,326,135	$57,697,332

		Liabilities from financing activities
(in U.S. dollars)	Cash	Borrowings due within 1 year	Borrowings due after 1 year	Total
Net cash as of July 1, 2022	$142,737,362	$(1,353,688)	$(40,955,318)	$100,428,356
Cashflows	(45,587,951)	655,178	—	(44,932,773)
Other non-cash movements	1,889,761	(740,182)	1,052,170	2,201,749
Net cash as of December 31, 2022	99,039,172	(1,438,692)	(39,903,148)	57,697,332
Cashflows	(18,653,649)	1,428,959	(30,752,830)	(47,977,520)
Other non-cash movements	(1,671,638)	(1,677,889)	2,955,850	(393,677)
Net cash as of December 31, 2023	$78,713,885	$(1,687,622)	$(67,700,128)	$9,326,135

Non-cash Investing and Financing Activities

Non-cash investing and financing activities disclosed in other notes are:

•
Right of use assets – See Note 20 - Leases
•
Options and shares issued to employees – See Note 28 – Share-based Payments